Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	6,296,110	3,836,631	378,766
Common stock, shares outstanding	6,296,110	3,836,631	378,766
Series A-1 Preferred Stock [Member]
Convertible preferred stock, shares authorized		2,763,000	2,763,000
Convertible preferred stock, shares issued		0	1,593,389
Convertible preferred stock, shares outstanding		0	1,593,389
Convertible preferred stock, liquidation preference		$ 0	$ 2,860,233
Series C Preferred Stock [Member]
Convertible preferred stock, shares authorized		200,000	200,000
Convertible preferred stock, shares issued		0	96,571
Convertible preferred stock, shares outstanding		0	96,571
Convertible preferred stock, liquidation preference		$ 0	$ 0
Series D Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Convertible preferred stock, shares issued	132,489	191,490	0
Convertible preferred stock, shares outstanding	132,489	191,490	0
Convertible preferred stock, liquidation preference	$ 1,325	$ 1,915	$ 0
Series E Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	100,000	100,000	100,000
Convertible preferred stock, shares issued	33,333	33,333	0
Convertible preferred stock, shares outstanding	33,333	33,333	0
Convertible preferred stock, liquidation preference	$ 333	$ 333	$ 0
Series F Convertible Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	1,559,252	1,559,252
Convertible preferred stock, shares issued	665,281	0
Convertible preferred stock, shares outstanding	665,281	0
Convertible preferred stock, liquidation preference	$ 6,653	$ 0